Accounts Payable (Details Narrative) - John Keeler & Co., Inc. [Member] - USD ($)	Sep. 30, 2018	Sep. 20, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable due	$ 2,751,603		$ 4,409,232	$ 5,314,796
Longhai Desheng Canned Food Stuffs Ltd [Member]
Reduction in outstanding accounts payable		$ 388,199
Accounts payable due		$ 1,465,000